UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  April 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE USAA INTERMEDIATE-TERM BOND FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2006

 [LOGO OF USAA]
    USAA(R)

                             USAA INTERMEDIATE-TERM
                                      BOND Fund

                                   [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                                    MARKET
PRINCIPAL                                                                            COUPON                          VALUE
   AMOUNT    SECURITY                                                                  RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (49.7%)

             ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
  $ 2,000    Mellon Bank N.A., Subordinated Notes                                      5.45%        4/01/2016     $  1,947
                                                                                                                  --------
             AUTOMOBILE MANUFACTURERS (0.5%)
    2,000    DaimlerChrysler North America Holding Corp., Notes                        5.10(g)      3/07/2007        2,001
                                                                                                                  --------
             BROADCASTING & CABLE TV (0.5%)
    1,000    Cox Communications, Inc., Notes                                           3.88        10/01/2008          961
    1,000    Jones Intercable, Inc., Senior Notes                                      7.63         4/15/2008        1,038
                                                                                                                  --------
                                                                                                                     1,999
                                                                                                                  --------
             BUILDING PRODUCTS (0.2%)
    1,000    York International Corp., Senior Notes                                    6.63         8/15/2006        1,003
                                                                                                                  --------

             CASINOS & GAMING (0.2%)
    1,000    Harrahs Operating Co., Inc., Bonds                                        5.63         6/01/2015          951
                                                                                                                  --------

             CONSUMER FINANCE (1.8%)
    1,000    Capital One Financial Corp., Senior Notes                                 4.74         5/17/2007          993
    1,000    ERAC USA Finance Co., Guaranteed Notes(a,o)                               6.20        11/01/2016          992
    2,000    Ford Motor Credit Co., Senior Notes                                       4.95         1/15/2008        1,860
    2,000    General Motors Acceptance Corp., Notes                                    6.13         8/28/2007        1,945
      500    Household Finance Corp., Notes                                            5.75         1/30/2007          502
    1,000    SLM Corp., MTN, CPI                                                       5.36(g)      6/01/2009          982
                                                                                                                  --------
                                                                                                                     7,274
                                                                                                                  --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
    1,000    Fiserv, Inc., Notes                                                       4.00         4/15/2008          967
                                                                                                                  --------

             DIVERSIFIED BANKS (3.2%)
    1,000    Comerica Bank, Subordinated Notes                                         5.20         8/22/2017          934
    1,000    Compass Bank, Notes                                                       8.10         8/15/2009        1,086
    1,000    Emigrant Bancorp, Inc., Senior Notes(a)                                   6.25         6/15/2014          972
    2,000    First Union National Bank, FL, Subordinated Debentures(q)                 6.18         2/15/2036(b)     2,049
    3,000    First Union National Bank, NC, Subordinated Notes(q)                      6.18         2/15/2036(b)     3,074
    2,000    Key Bank N.A., Subordinated Notes                                         5.45         3/03/2016        1,926
    1,000    SouthTrust Bank, N.A., Subordinated Notes                                 6.57        12/15/2027(b)     1,054
    1,000    Washington Mutual Bank FA, Subordinated Notes                             5.13         1/15/2015          942
    1,000    Westpac Capital Trust IV, Notes(a)                                        5.26        12/29/2049          934
                                                                                                                  --------
                                                                                                                    12,971
                                                                                                                  --------
             ELECTRIC UTILITIES (6.8%)
    2,746    Cedar Brakes II, LLC, Senior Notes, Series C(a,q)                         9.88         9/01/2013        3,092
    1,000    Entergy Mississippi, Inc., First Mortgage Bonds                           5.92         2/01/2016          970
      950    FPL Energy National Wind, LLC, Secured Notes(a)                           5.61         3/10/2024          909
    1,000    Jersey Central Power & Light Co., First Mortgage MTN                      6.45         5/15/2006        1,000
    1,000    Midamerican Energy Holdings Co., Senior Notes                             5.88        10/01/2012        1,003
    3,000    Monongahela Power Co., First Mortgage Bonds                               5.00        10/01/2006        2,992
    2,000    Monongahela Power Co., Notes, Series A                                    7.36         1/15/2010        2,087
    1,000    New York State Electric & Gas Corp., Notes                                5.50        11/15/2012          982
    2,000    Northern States Power Co., First Mortgage Bond, Series B(q)               8.00         8/28/2012        2,247
    1,480    Oglethorpe Power Corp., Secured Series Facility Bonds                     6.97         6/30/2011        1,508
    2,000    Pacific Gas & Electric Co., First Mortgage Bond                           4.20         3/01/2011        1,886
    1,000    Potomac Edison Co., First Mortgage Bond                                   5.35        11/15/2014          964

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                                    MARKET
PRINCIPAL                                                                            COUPON                          VALUE
   AMOUNT    SECURITY                                                                  RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------
  $ 2,000    Power Contract Financing, Senior Notes(a)                                 6.26%        2/01/2010     $  2,010
    1,000    Public Service Co. of Colorado, Senior Notes                              7.88        10/01/2012        1,117
    1,000    Southern Power Co., Senior Notes                                          6.25         7/15/2012        1,021
    1,100    Tristate General & Transport Assn., Bonds(a)                              6.04         1/31/2018        1,087
    2,000    TXU Energy Co., LLC, Senior Notes                                         7.00         3/15/2013        2,074
    1,000    Virginia Electric Power Co., Senior Notes                                 5.40         1/15/2016          956
                                                                                                                  --------
                                                                                                                    27,905
                                                                                                                  --------
             ELECTRIC/GAS UTILITY (0.1%)
      545    Texas Municipal Gas Corp., Notes (INS)(a)                                 2.60         7/01/2007          534
                                                                                                                  --------
             FOOD RETAIL (0.5%)
    2,000    Kroger Co., Notes                                                         5.50         2/01/2013        1,944
                                                                                                                  --------
             GAS UTILITIES (2.6%)
    1,000    Centerpoint Energy Resources Corp., Senior Notes                          5.95         1/15/2014          994
    1,000    Enbridge Energy Partners, LP, Notes                                       4.75         6/01/2013          917
    3,000    Energy Transfer Partners, LP, Senior Notes(q)                             5.95         2/01/2015        2,935
    1,000    Gulfstream Natural Gas Systems LLC, Senior Notes(a)                       5.56        11/01/2015          970
    2,000    Michigan Consolidated Gas Co., Notes                                      5.00        10/01/2019        1,803
    1,000    Northern Natural Gas Co., Senior Notes(a)                                 5.38        10/31/2012          978
    1,000    Southern Star Central Gas Pipeline, Inc., Notes(a)                        6.00         6/01/2016          991
    1,000    Valero Logistics Operations, LP, Senior Notes                             6.05         3/15/2013        1,001
                                                                                                                  --------
                                                                                                                    10,589
                                                                                                                  --------
             HEALTH CARE FACILITIES (0.2%)
    1,000    Health Management Associates Inc., Senior Notes                           6.13         4/15/2016          994
                                                                                                                  --------

             HEALTH CARE SERVICES (0.2%)
    1,000    Laboratory Corp. of America, Senior Notes                                 5.63        12/15/2015          968
                                                                                                                  --------

             HOME FURNISHINGS (0.2%)
    1,000    Mohawk Industries, Inc., Senior Notes                                     5.75         1/15/2011          994
                                                                                                                  --------

             HOUSEHOLD APPLIANCES (0.5%)
    1,000    Stanley Works Capital Trust I, Bonds(a)                                   5.90        12/01/2045          914
    1,000    Whirlpool Corp., Debentures                                               7.75         7/15/2016        1,112
                                                                                                                  --------
                                                                                                                     2,026
                                                                                                                  --------
             HOUSEWARES & SPECIALTIES (0.2%)
    1,000    Newell Rubbermaid, Inc., Notes                                            4.63        12/15/2009          966
                                                                                                                  --------
             INDUSTRIAL CONGLOMERATES (0.5%)
    2,000    Tyco International Group, COP, Notes(a)                                   4.44         6/15/2007        1,968
                                                                                                                  --------
             INDUSTRIAL MACHINERY (0.2%)
    1,000    Pall Corp., Senior Notes(a)                                               6.00         8/01/2012          998
                                                                                                                  --------
             INTEGRATED OIL & GAS (0.3%)
      947    Merey Sweeny, LP, Senior Notes(a)                                         8.85        12/18/2019        1,078
                                                                                                                  --------
             LIFE & HEALTH INSURANCE (1.7%)
    2,000    Blue Cross Blue Shield FL, Inc., Notes(q)                                 8.25        11/15/2011        2,228
    1,000    Monumental Global Funding II, Senior Secured Notes(a)                     4.38         7/30/2009          969

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                                    MARKET
PRINCIPAL                                                                            COUPON                          VALUE
   AMOUNT    SECURITY                                                                  RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------
  $ 3,000    North Front, Pass-Through Trust, Notes(a,q)                               5.81%       12/15/2024     $  2,879
    1,000    Phoenix Companies, Inc., Senior Notes                                     6.68         2/16/2008        1,007
                                                                                                                  --------
                                                                                                                     7,083
                                                                                                                  --------
             MANAGED HEALTH CARE (1.0%)
    2,000    Coventry Health Care, Inc., Senior Notes                                  5.88         1/15/2012        1,970
    2,000    Highmark, Inc., Senior Notes(a)                                           6.80         8/15/2013        2,068
                                                                                                                  --------
                                                                                                                     4,038
                                                                                                                  --------
             MISCELLANEOUS (0.2%)
    1,000    Keenan Development Assn. of Tennessee LLC, RB, Series 2005 (INS)          5.02         7/15/2028          914
                                                                                                                  --------

             MOVIES & ENTERTAINMENT (0.4%)
    1,500    Time Warner Companies, Inc., Notes                                        8.11         8/15/2006        1,511
                                                                                                                  --------

             MULTI-LINE INSURANCE (3.8%)
    3,000    American General Finance Corp., Notes(q)                                  5.40        12/01/2015        2,868
    2,000    American General Finance Corp. MTN, Notes                                 4.88         7/15/2012        1,905
    1,000    Assurant, Inc., Notes                                                     5.63         2/15/2014          972
    2,000    Farmers Exchange Capital, Surplus Notes(a)                                7.05         7/15/2028        1,948
    2,000    ILFC E-Capital Trust I, Bonds(a)                                          5.90        12/21/2010        1,953
    2,000    ING Capital Funding Trust III, Guaranteed Bonds(q)                        8.44        12/29/2049(k)     2,213
    2,000    Oil Casualty Insurance Ltd., Subordinated Debentures(a)                   8.00         9/15/2034        1,903
    2,000    Oil Insurance Ltd., Subordinated Debentures(a)                            5.15         8/15/2033        1,968
                                                                                                                  --------
                                                                                                                    15,730
                                                                                                                  --------
             MULTI-SECTOR HOLDINGS (0.7%)
    3,000    Leucadia National Corp., Senior Notes(q)                                  7.00         8/15/2013        2,992
                                                                                                                  --------

             MULTI-UTILITIES (0.5%)
    1,000    Duke Capital Corp., LLC, Senior Notes                                     4.30         5/18/2006          999
    1,000    Teco Energy, Inc., Notes                                                  6.13         5/01/2007        1,008
                                                                                                                  --------
                                                                                                                     2,007
                                                                                                                  --------
             OIL & GAS EQUIPMENT & SERVICES (0.7%)
    1,000    Halliburton Co., Notes, Series MTN                                        6.00         8/01/2006        1,001
    2,000    Seacor Holdings, Inc., Senior Notes                                       5.88        10/01/2012        1,911
                                                                                                                  --------
                                                                                                                     2,912
                                                                                                                  --------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    1,000    Southwestern Energy Co., Senior Notes                                     7.63         5/01/2027(b)     1,022
    1,000    XTO Energy, Inc., Senior Notes                                            5.65         4/01/2016          976
                                                                                                                  --------
                                                                                                                     1,998
                                                                                                                  --------
             OIL & GAS REFINING & MARKETING (0.8%)
    1,250    Buckeye Partners, Senior Notes                                            5.13         7/01/2017        1,139
    1,000    Magellan Midstream Partners, LP, Senior Note                              5.65        10/15/2016          966
    1,000    Premcor Refining Group, Inc., Senior Notes                                9.25         2/01/2010        1,072
                                                                                                                  --------
                                                                                                                     3,177
                                                                                                                  --------
             OIL & GAS STORAGE & TRANSPORTATION (0.5%)
    1,000    K N Capital Trust III, Guaranteed Notes                                   7.63         4/15/2028        1,043
    1,000    Kinder Morgan Finance Co., Guaranteed Notes                               5.70         1/05/2016          965
                                                                                                                  --------
                                                                                                                     2,008
                                                                                                                  --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
    2,000    Travelers Life& Annuity, Notes(a)                                         5.13         8/15/2014        1,888
    2,000    ZFS Finance USA Trust II, Bonds(a)                                        6.45        12/15/2065        1,887
                                                                                                                  --------
                                                                                                                     3,775
                                                                                                                  --------

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                                    MARKET
PRINCIPAL                                                                            COUPON                          VALUE
   AMOUNT    SECURITY                                                                  RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------
             PROPERTY & CASUALTY INSURANCE (5.8%)
  $ 1,000    21st Century Insurance Group, Senior Notes                                5.90%       12/15/2013     $    966
    2,000    ACE INA Holdings, Inc., Senior Notes                                      5.88         6/15/2014        1,973
    2,000    AXIS Capital Holdings Ltd., Senior Notes                                  5.75        12/01/2014        1,916
    5,000    Berkshire Hathaway Finance Corp., Guaranteed Notes                        4.85         1/15/2015(c)     4,697
    2,000    CNA Financial Corp., Notes                                                6.75        11/15/2006        2,013
    1,000    Fidelity National Title Group, Inc., Notes                                5.25         3/15/2013          918
    1,000    Fidelity National Title Group, Inc., Notes                                7.30         8/15/2011        1,028
    2,000    First American Capital Trust I, Cumulative Trust Preferred Securities(q)  8.50         4/15/2012        2,106
    1,000    Fund American Companies, Inc., Notes                                      5.88         5/15/2013          977
    1,000    Infinity Property & Casualty Corp., Senior Notes, Series B                5.50         2/18/2014          941
      500    Liberty Mutual Insurance Co., Notes(a)                                    8.20         5/04/2007          508
    1,000    Markel Corp., Senior Notes                                                6.80         2/15/2013        1,015
    1,000    Ohio Casualty Corp., Notes                                                7.30         6/15/2014        1,030
    2,000    RLI Corp., Senior Notes                                                   5.95         1/15/2014        1,915
    1,000    St. Paul Travelers Companies, Inc., Senior Notes                          5.01         8/16/2007          995
    1,000    W.R. Berkley Corp., Senior Notes                                          5.60         5/15/2015          952
                                                                                                                  --------
                                                                                                                    23,950
                                                                                                                  --------
             PUBLISHING (0.4%)
    2,000    Scholastic Corp., Notes                                                   5.00         4/15/2013        1,734
                                                                                                                  --------
             REAL ESTATE INVESTMENT TRUSTS (4.6%)
    1,105    American Health Properties, Inc., Notes                                   7.50         1/15/2007        1,122
    1,000    Archstone Smith Operating Trust, Notes                                    5.25         5/01/2015          949
    1,000    Brandywine Operating Partnership, LP, Notes                               5.63        12/15/2010          988
    1,000    Duke Realty, LP, Notes                                                    5.50         3/01/2016          956
    1,000    EOP Operating, LP, Senior Notes                                           7.25         2/15/2018        1,075
    2,000    ERP Operating, LP, Notes                                                  6.58         4/13/2015        2,075
    1,000    Hospitality Properties Trust, Senior Notes                                5.13         2/15/2015          921
    1,000    HRPT Properties Trust, Notes                                              5.75        11/01/2015          963
    1,000    Kimco Realty Corp., Notes                                                 5.58        11/23/2015          968
    1,000    Liberty Property, LP, Senior Notes                                        5.13         3/02/2015          930
    1,000    Pan Pacific Retail Properties, Inc., Notes                                5.25         9/01/2015          929
    1,000    Pan Pacific Retail Properties, Inc., Notes                                7.95         4/15/2011        1,087
    1,000    Post Apartment Homes, LP, Senior Notes                                    5.45         6/01/2012          958
    1,000    Prologis, Senior Notes                                                    5.75         4/01/2016          976
    1,000    Simon Property Group, LP, Notes(a)                                        5.75        12/01/2015          981
    2,000    TriNet Corporate Realty Trust, Inc., Notes                                7.95         5/15/2006        2,002
    1,000    Washington REIT, Senior Notes                                             5.35         5/01/2015          944
                                                                                                                  --------
                                                                                                                    18,824
                                                                                                                  --------
             REGIONAL BANKS (5.2%)
    1,750    Bank of Hawaii, Notes                                                     6.88         3/01/2009        1,803
    1,000    Banknorth Group, Inc., Senior Notes                                       3.75         5/01/2008          968
    1,000    City National Corp., Senior Notes                                         5.13         2/15/2013          971
    1,000    Colonial Bank, N.A., Subordinated Notes                                   6.38        12/01/2015          989
    1,000    First Republic Bank Corp., Subordinated Notes                             7.75         9/15/2012        1,105
    1,000    Fulton Capital Trust I, Notes                                             6.29         2/01/2036          923
    2,000    Imperial Bank, Subordinated Capital Notes(q)                              8.50         4/01/2009        2,170
    3,500    PNC Financial Services, Trust Preferred Securities, Series C              8.88         3/15/2027        3,741
    1,000    Popular North America Capital Trust I, Bonds                              6.56         9/15/2034          945
    2,000    Susquehanna Bancshares, Subordinated Notes                                4.75         5/14/2014        1,928
    2,000    TCF Financial Bank, Subordinated Notes                                    5.00         6/15/2014        1,944

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                                    MARKET
PRINCIPAL                                                                            COUPON                          VALUE
   AMOUNT    SECURITY                                                                  RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------
  $ 2,000    TCF National Bank, Subordinated Notes                                     5.50%        2/01/2016     $  1,923
    1,950    Union Planters Bank, N.A., Subordinated Notes                             6.50         3/15/2018(c)     1,986
                                                                                                                  --------
                                                                                                                    21,396
                                                                                                                  --------
             SOFT DRINKS (0.2%)
    1,000    Bottling Group, LLC, Senior Notes                                         5.50         4/01/2016          975
                                                                                                                  --------
             SPECIALIZED FINANCE (0.3%)
    1,000    CIT Group, Inc., Global Notes                                             7.38         4/02/2007        1,018
                                                                                                                  --------
             THRIFTS & MORTGAGE FINANCE (0.7%)
    1,000    Independence Community Bank Corp., Subordinated Notes                     3.75         4/01/2014          948
    2,000    Sovereign Bank, Notes                                                     4.38         8/01/2013        1,948
                                                                                                                  --------
                                                                                                                     2,896
                                                                                                                  --------
             TOBACCO (0.7%)
    1,000    Universal Corp., Notes                                                    5.00         9/01/2011          901
    2,000    UST, Inc., Notes                                                          6.63         7/15/2012        2,064
                                                                                                                  --------
                                                                                                                     2,965
                                                                                                                  --------
             WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    2,510    US Unwired, Inc., Secured Notes                                          10.00         6/15/2012        2,824
                                                                                                                  --------
             Total corporate obligations (cost: $209,759)                                                          204,804
                                                                                                                  --------
             EURODOLLAR AND YANKEE OBLIGATIONS (9.6%)(e)

             DIVERSIFIED BANKS (3.9%)
    2,000    Banco Nacional De Comercio Exterior SNC, Notes (Mexico)(a)                3.88         1/21/2009        1,899
    1,000    Banco Santander, Subordinated Notes (Chile)(a)                            5.38        12/09/2014          953
    1,000    BOI Capital Funding Number 3 LP, Guaranteed Bonds (Ireland)(a)            6.11         1/29/2049          956
    1,500    Chuo Mitsui Trust & Banking Co., Subordinated Notes (Japan)(a)            5.51        12/29/2049        1,405
    3,000    HBOS plc, Subordinated Notes (United Kingdom)(a,q)                        5.38(g)     11/01/2049        2,865
    2,000    Mizuho Finance, Notes (Japan)(a)                                          5.79         4/15/2014        1,981
    1,000    Nordea Bank AB, Subordinated Notes (Sweden)(a)                            5.42        12/29/2049          942
    2,000    Rabobank Capital Funding Trust III, Subordinated Notes (Netherlands)(a)   5.25        12/29/2049        1,863
    1,000    Skandinaviska Enskilda Banken, Subordinated Bonds (Sweden)(a)             5.47         3/29/2049          937
    2,000    UFJ Finance Aruba AEC, Notes (Japan)(q)                                   8.75        11/29/2049        2,130
                                                                                                                  --------
                                                                                                                    15,931
                                                                                                                  --------
             DIVERSIFIED CAPITAL MARKETS (0.2%)
    1,000    Fondo Latinoamericano, Notes (Colombia)(a)                                3.00         8/01/2006          994
                                                                                                                  --------
             DIVERSIFIED METALS & MINING (0.7%)
    1,000    Brascan Corp., Notes (Canada)                                             8.13        12/15/2008        1,060
    2,000    Glencore Funding, LLC, Notes (Switzerland)(a)                             6.00         4/15/2014        1,889
                                                                                                                  --------
                                                                                                                     2,949
                                                                                                                  --------
             FOOD RETAIL (0.6%)
      500    Ahold Finance U.S.A., Inc., Notes (Netherlands)                           6.25         5/01/2009          503
    2,000    Woolworths Ltd., Senior Notes (Australia)(a)                              5.25        11/15/2011        1,962
                                                                                                                  --------
                                                                                                                     2,465
                                                                                                                  --------
             FOREST PRODUCTS (0.4%)
    1,500    Nexfor, Inc., Debentures (Canada)                                         8.13         3/20/2008        1,560
                                                                                                                  --------

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                                    MARKET
PRINCIPAL                                                                            COUPON                          VALUE
   AMOUNT    SECURITY                                                                  RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------
             INTEGRATED OIL & GAS (0.8%)
  $ 2,000    PEMEX Finance Ltd., Senior Notes (Mexico)(q)                              8.88%       11/15/2010     $  2,187
    1,000    PEMEX Finance Ltd., Notes (Mexico)                                        9.03         2/15/2011        1,080
                                                                                                                  --------
                                                                                                                     3,267
                                                                                                                  --------
             OIL & GAS DRILLING (0.4%)
      899    Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a)                  5.33         8/01/2013          867
      899    Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a)                  5.78(g)      8/01/2013          899
                                                                                                                  --------
                                                                                                                     1,766
                                                                                                                  --------
             OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    2,000    RAS Laffan Liquefied Natural Gas Co. Ltd. II, Bonds,
               Series A (Qatar)(a)                                                     5.30         9/30/2020        1,888
                                                                                                                  --------

             REAL ESTATE INVESTMENT TRUSTS (0.5%)
    2,000    Westfield Capital Corp. Ltd., Notes (Australia)(a)                        4.38        11/15/2010        1,899
                                                                                                                  --------

             REGIONAL BANKS (0.5%)
    2,000    Popular North America, Inc., Notes (Netherlands)                          4.25         4/01/2008        1,951
                                                                                                                  --------

             REINSURANCE (1.2%)
    1,000    Montpelier Re Holdings Ltd., Senior Notes (Bermuda)                       6.13         8/15/2013          945
    1,000    Platinum Underwriters Finance, Inc., Guaranteed Notes,
               Series B (Bermuda)                                                      7.50         6/01/2017          978
    3,000    Stingray, Pass-Through Trust, Pass-Through Certificates (Bermuda)(a,q)    5.90         1/12/2015        2,887
                                                                                                                  --------
                                                                                                                     4,810
                                                                                                                  --------
             Total Eurodollar and Yankee obligations (cost: $40,800)                                                39,480
                                                                                                                  --------
             ASSET-BACKED SECURITIES (10.4%)(d)

             AIRLINES (2.8%)
             America West Airlines, Inc., Pass-Through Certificates,
    1,879      Series 1996-1, Class A, EETC                                            6.85         7/02/2009        1,880
      382      Series 1998-1, Class A, EETC                                            6.87         1/02/2017          383
    2,190      Series 1999-1, Class G, EETC (INS)                                      7.93         1/02/2019        2,312
             American Airlines, Inc., Pass-Through Certificates,
    1,505      Series 2003-1, Class G, EETC (INS)                                      3.86         7/09/2010        1,434
    1,000      Series 2001-1, Class A-2, EETC                                          6.82         5/23/2011          983
             Continental Airlines, Inc., Pass-Through Certificates,
    1,370      Series AMBC, EETC (INS)                                                 6.24         3/15/2020        1,365
    1,606      Series 99-1, Class A, EETC                                              6.55         2/02/2019        1,603
    1,809    Northwest Airlines, Inc., Pass-Through Certificates,
               Series 2002-1, Class G-2 EETC (INS)                                     6.26        11/20/2021        1,805
                                                                                                                  --------
                                                                                                                    11,765
                                                                                                                  --------
             ASSET-BACKED FINANCING (7.6%)
    2,343    Aerco Ltd., Series 2A, Class A4(a,q)                                      5.42(g)      7/15/2025        2,273
    1,447    Airport Airplanes, Pass-Through Certificates, Series 1R, Class A8, EETC   5.28(g)      3/15/2019        1,386
      472    Aviation Capital Group Trust, Notes, Series 2000-1A, Class A2(a)          5.38(g)     11/15/2025          469
             Bank One Issuance Trust, Notes,
    1,000      Series 2003, Class C-1                                                  4.54         9/15/2010          986
    3,000      Series 2003, Class C-3(q)                                               4.77         2/16/2016        2,817
    4,000    Capital One Multi-Asset Execution Trust, Notes, Series 2003-C2, Class C2  4.32         4/15/2009        3,998
    1,000    CIT Equipment Collateral, Notes, Series 2003-EF1, Class C                 3.98         2/20/2009          994
             Citibank Credit Card Issuance Trust,
    2,000      Series 2005-C5, Class C5                                                4.95        10/25/2010        1,974
    1,000      Series 2005-C1, Class C1                                                5.50         3/24/2017          968
    1,000    Detroit Edison, Notes, Series 2001-1, Class A-4                           6.19         3/01/2013        1,030

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USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                                    MARKET
PRINCIPAL                                                                            COUPON                          VALUE
   AMOUNT    SECURITY                                                                  RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------
             Diversified REIT, Notes,
  $   520      Series 1999-1A, Class A1(a)                                             6.78%        3/18/2011     $    524
    2,000      Series 1999-1A, Class C(a,q)                                            6.78         3/18/2011        2,039
    1,000      Series 2000-1, Class C(a,q)                                             6.97         3/08/2010        1,026
    3,803    GE Commercial Equipment Financing LLC, Series 2005-1, Class A2            3.77         9/20/2007        3,791
    2,000    Global Signal Trust, Series 2006-1, Class B(a)                            5.59         2/15/2036        1,982
    1,380    Hyundai Auto Receivables Trust, Notes, Series 2003-A, Class B             2.99        10/15/2010        1,353
      926    IKON Receivables LLC, Notes, Series 2003-1, Class A4                      3.27         7/15/2011          917
    2,865    Trinity Rail Leasing LP, Series 2004-1A, Class A (INS)(j,q)               5.27         8/14/2027        2,727
                                                                                                                  --------
                                                                                                                    31,254
                                                                                                                  --------
             Total asset-backed securities (cost: $43,421)                                                          43,019
                                                                                                                  --------
             U.S. GOVERNMENT AGENCY ISSUES (4.9%)(i)

             COLLATERALIZED MORTGAGE OBLIGATIONS (1.6%)
             Freddie Mac(+),
    1,406      Series 2435 VG                                                          6.00         2/15/2013        1,423
      756      Series 2389 VH                                                          6.00        10/15/2018          760
      233      Series 2427 VL                                                          6.50        11/15/2017          233
      675      Series 2367 KV                                                          7.00        10/15/2014          680
             Government National Mortgage Assn.,
    2,000      Series 1999-14 VD                                                       6.00         3/20/2014        2,021
    1,069      Series 2002-4 VG                                                        6.50        11/16/2017        1,071
      410      Series 2001-49 VB                                                       7.00        11/16/2016          412
                                                                                                                  --------
                                                                                                                     6,600
                                                                                                                  --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)(f)
   35,104    Government National Mortgage Assn., Series 2003-59, Class XB              2.28         7/16/2010        1,147
                                                                                                                  --------

             MORTGAGE-BACKED PASS-THROUGH SECURITIES (3.0%)(d)
    5,000    Fannie Mae (+,o)                                                          6.00        12/01/2099        4,978
             Freddie Mac(+),
    4,997      Pool A44446                                                             5.50         4/01/2036        4,856
    2,719      Pool B19905                                                             5.00         9/01/2020        2,645
                                                                                                                  --------
                                                                                                                    12,479
                                                                                                                  --------
             Total U.S. government agency issues (cost: $20,275)                                                    20,226
                                                                                                                  --------
             U.S. TREASURY SECURITIES (0.2%)
             BILLS (0.0%)(n)
       10    4.13%, 6/08/2006(p)                                                                                        10
                                                                                                                  --------
             NOTES (0.2%)
    1,000    2.25%, 2/15/2007(p)                                                                                       980
                                                                                                                  --------
             Total U.S. Treasury securities (cost: $991)                                                               990
                                                                                                                  --------
             OTHER MORTGAGE SECURITIES (16.7%)(d)

             COMMERCIAL MORTGAGE-BACKED SECURITIES (15.5%)
    1,000    Amresco Commercial Mortgage Fund I Corp., Series 1997 C1, Class F         7.64         6/17/2029        1,018
      997    Banc of America Commercial Mortgage Inc., Series 2005-6, Class KCB(a)     4.96         9/10/2047          919
             Bear Stearns Commercial Mortgage Securities, Inc.,
    2,000      Series 2005-T18, Class AAB                                              4.82         2/13/2042        1,908
    3,000      Series 2006-T22, Class AAB                                              5.47         4/12/2038        2,985

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                   of INVESTMENTS (continued)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                                    MARKET
PRINCIPAL                                                                            COUPON                          VALUE
   AMOUNT    SECURITY                                                                  RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------
  $   901    Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2       7.76%        4/15/2032     $    955
    4,996    Commercial Mortgage Trust, Pass-Through Certificates,
               Series 2004-R S1, Class A(a,q)                                          4.02         3/03/2041        4,735
             CS First Boston Mortgage Securities Corp.,
    2,000      Series 2001-CK1, Class A-2                                              6.25        12/16/2035        2,023
    1,000      Series 1998-C1, Class D                                                 7.17         5/17/2040        1,068
      650    First Union National Bank-Chase, Series 1999-C2, Class D                  1.00         6/15/2031          679
    1,000    G-Force, LLC, Pass-Through Certificates, Series 2005-RRA, Class A-1(a)    4.39         8/22/2036          970
             GE Capital Commercial Mortgage Corp.,
    1,500      Series 2002-3A, Class D(a)                                              5.34        12/10/2037        1,477
      243      Series 2000-1, Class A-1                                                6.32         1/15/2033          243
    1,752    GGP Mall Properties Trust, Series 2001, Class D-2(a)                      5.89        11/15/2011        1,755
             GMAC Commercial Mortgage Security, Inc.,
    1,000      Series 1998-C2, Class D                                                 6.50         5/15/2035        1,023
    1,115      Series 1999-C1, Class D                                                 6.84         5/15/2033        1,158
    1,000    GS Mortgage Securities Corp., Series 2001 ROCK, Class A-2                 6.62         5/03/2018        1,055
    2,890    GS Mortgage Securities Corp. II, Series 1998-GLII, Class E(q)             6.97         4/13/2031        2,975
    2,000    Hilton Hotels Pool Trust, Series 2000-HLTA, Class C(a)                    7.46        10/03/2015        2,149
    2,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.,
               Series 2006-LDP6, Class A-SB                                            5.49         4/15/2043        1,977
      156    LB Commercial Conduit Mortgage Trust, Series 1999-C1, Class A1            6.41         6/15/2031          156
             LB-UBS Commercial Mortgage Trust,
    3,000      Series 2006-C3, Class AAB                                               5.64         3/15/2039        2,997
    1,000      Series 2001-WM, Class D(a)                                              6.83         7/14/2016        1,056
    3,000    Machine One Trust, Series 2004-1A, Class A3(a,q)                          5.22         5/28/2040        2,903
             Merrill Lynch Mortgage Investors, Inc.,
    2,000      Series 1998-C1, Class A2                                                6.48        11/15/2026        2,028
      547      Series 1997-C2, Class A-2                                               6.54        12/10/2029          555
    5,000      Series 1997-C1, Class B                                                 7.12         6/18/2029        5,037
             Morgan Stanley Dean Witter Capital I, Inc.,
    2,000      Series 2005 IQ9, Class A3                                               4.54         7/15/2056        1,902
    5,000      Series 2005-RR6, Class A2 FX(a,q)                                       5.13         5/24/2043        4,857
    2,000      Series 1998 XL1, Class A-3                                              6.48         6/03/2030        2,032
    1,584    Salomon Brothers Mortgage Securities VII, Inc.,
               Series 2000-C3, Class A1(a)                                             6.34        12/18/2033        1,593
    1,778    TIAA CMBS I Trust, Series 2001 C1A, Class A-3(a)                          6.56         7/20/2008        1,810
    2,000    Trizechahn Office Properties Trust, Series 2001-TZHA, Class A3 (a)        6.21         3/15/2013        2,029
             Wachovia Bank Commercial Mortgage Trust,
    2,000      Series 2005-C18, Class APB                                              4.81         4/15/2042        1,915
    2,000      Series 2005-C17, Class A4                                               5.08         3/15/2042        1,911
                                                                                                                  --------
                                                                                                                    63,853
                                                                                                                  --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.2%)(f)
             CS First Boston Mortgage Securities Corp.,
   41,530      Series 2004-C1, Class ASP (acquired 8/30/2004; cost $1,797)(a,h)        1.05         1/15/2037        1,326
    9,434      Series 2003-C3, Class ASP (acquired 6/17/2003; cost $876)(a,h)          2.00         5/15/2038          473
   15,836    Greenwich Capital Commercial Funding Corp., Series 2002-C1,
               Class XP (acquired 7/17/2003 & 8/13/2003; cost $1,646)(a,h)             2.16         1/11/2035        1,117
   67,720    GS Mortgage Securities Corp. II, Series 2001 ROCK, Class X-1
               (acquired 5/13/2004; cost $1,018)(a,h)                                  0.21         5/03/2018          803
   18,670    LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class XCP
               (acquired 7/16/2003; cost $943)(a,h)                                    1.14         7/15/2013          398
   17,203    Morgan Stanley Dean Witter Capital I, Inc., Series 2004-T13,
               Class X2 (acquired 1/23/2004; cost $936)(a,h)                           1.13         9/13/2045          615
                                                                                                                  --------
                                                                                                                     4,732
                                                                                                                  --------
             Total other mortgage securities (cost: $69,794)                                                        68,585
                                                                                                                  --------

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USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                                    MARKET
PRINCIPAL                                                                            COUPON                          VALUE
   AMOUNT    SECURITY                                                                  RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS (6.1%)

             APPROPRIATED DEBT (1.0%)
  $ 2,000    Commonwealth Financing Auth., PA, RB, Series B (INS)                      5.63%        6/01/2023     $  2,002
    2,000    Hudson County, NJ, Improvement Auth., RB (MLO), Series 2005
               (LOC - North Fork Bank)                                                 4.25         6/15/2019(b)     1,972
                                                                                                                  --------
                                                                                                                     3,974
                                                                                                                  --------
             CASINOS & GAMING (0.2%)
    1,000    Mashantucket (Western) Pequot Tribe, CT, Bonds(a)                         5.91         9/01/2021          935
                                                                                                                  --------
             EDUCATION (0.2%)
    1,000    Univ. Oklahoma, RB                                                        5.25        11/01/2019          938
                                                                                                                  --------
             ELECTRIC UTILITIES (0.1%)
      500    Hillsborough County, FL, IDA PCRB                                         4.00         5/15/2018(b)       500
                                                                                                                  --------
             ELECTRIC/GAS UTILITY (0.7%)
    2,000    Energy Acquisition Corp. II, OH, RB (INS)                                 4.49         2/15/2008        1,973
    1,000    North Carolina Eastern Municipal Power Agency, RB, Series 2003-E          5.23         1/01/2011          969
                                                                                                                  --------
                                                                                                                     2,942
                                                                                                                  --------
             GENERAL OBLIGATION (1.4%)
    1,000    Bucks County, PA, GO (INS)                                                3.94        12/15/2008          969
    2,000    Hopewell, VA, Taxable Public Improvement GO, Series B                     5.25         7/15/2009        1,967
    2,000    King County, WA, GO, Series 2004C                                         4.32        12/01/2010        1,911
    1,000    Riverside, CA, Pension Obligation, RB, Series A (INS)                     4.21         2/15/2011          952
                                                                                                                  --------
                                                                                                                     5,799
                                                                                                                  --------
             HOSPITAL (0.5%)
    1,000    Medical Univ., SC, Hospital Auth. Facilities, RB,
               Series 2004B (INS)                                                      5.01         2/15/2015          953
      980    Rhode Island State Health & Education, RB,
               Series C (LOC - Citizens Bank of Rhode Island)                          3.60         9/15/2033(b)       954
                                                                                                                  --------
                                                                                                                     1,907
                                                                                                                  --------
             MULTIFAMILY HOUSING (0.3%)
    1,080    American Eagle Northwest LLC, WA, RB, Series 2005A                        4.97        12/15/2018        1,017
                                                                                                                  --------
             OIL & GAS REFINING & MARKETING (0.2%)
    1,000    Harris County, TX, IDRB, Series 2002                                      5.68         3/01/2023(b)       986
                                                                                                                  --------
             SALES TAX (0.6%)
    2,500    Sales Tax Asset Receivable Corp., NY, RB, Series B(q)                     4.76        10/15/2015        2,329
                                                                                                                  --------
             SPECIAL ASSESSMENT/TAX/FEE (0.9%)
    1,000    New York State Environmental Facilities Corp., RB,
               Series 2004B (INS)                                                      4.02        12/01/2009          958
    1,000    New York State Housing Finance Agency, Personal Income Tax RB,
               Series 2006B                                                            5.19         9/15/2011          990
    2,000    New York State Urban Development Corp., RB,
               Series 2004B-3 (INS)                                                    4.38        12/15/2011        1,893
                                                                                                                  --------
                                                                                                                     3,841
                                                                                                                  --------
             Total municipal bonds (cost: $26,058)                                                                  25,168
                                                                                                                  --------

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USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                                    MARKET
NUMBER OF                                                                                                            VALUE
   SHARES    SECURITY                                                                                                (000)
--------------------------------------------------------------------------------------------------------------------------
             PREFERRED SECURITIES (1.9%)

             Diversified Banks (0.3%)
   50,000    HSBC Holdings, Series A, 6.20%, perpetual (United Kingdom)                                           $  1,161
                                                                                                                  --------

             REAL ESTATE INVESTMENT TRUSTS (0.8%)
   30,000    AMB Property Corp., Series O, 7.00%, perpetual                                                            745
   40,000    Duke Realty Corp., Series M, 6.95%, perpetual                                                             981
   40,000    HRPT Properties Trust "C", 7.125%, cumulative redeemable                                                  968
   20,000    Public Storage, Inc., Series G, 7.00%, perpetual                                                          496
                                                                                                                  --------
                                                                                                                     3,190
                                                                                                                  --------
             REINSURANCE (0.1%)
   20,000    Endurance Specialty Holdings Ltd., Series A, 7.75%, perpetual                                             475
                                                                                                                  --------

PRINCIPAL
   AMOUNT                                                                            COUPON
    (000)                                                                              RATE          MATURITY
---------                                                                            ------          --------
             REGIONAL BANKS (0.7%)
   $3,000    Farm Credit Bank of Texas, Series 1, 7.56%, perpetual(q)                                                3,151
                                                                                                                  --------
             Total preferred securities (cost: $8,239)                                                               7,977
                                                                                                                  --------

             MONEY MARKET INSTRUMENTS (0.7%)

             COMMERCIAL PAPER (0.4%)
             -----------------------
             DIVERSIFIED CHEMICALS
    1,705    Englehard Corp.                                                           4.88%        5/01/2006        1,705
                                                                                                                  --------

             VARIABLE-RATE DEMAND NOTES (0.3%)(m)
             ------------------------------------
             NURSING/CCRC
    1,055    Pima County Arizona IDA RB, Series 2000B (NBGA)(a)                        8.25        12/01/2025        1,055
                                                                                                                  --------
             Total money market instruments (cost: $2,760)                                                           2,760
                                                                                                                  --------

             TOTAL INVESTMENTS (COST: $422,097)                                                                   $413,009
                                                                                                                  ========

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           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Debt  securities  are  valued  each  business  day by a  pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Equity securities,  except as otherwise noted,  traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             3. Investments  in  open-end  investment   companies,   other  than
                exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             5. Futures contracts are valued at the last quoted sales price.

             6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

         B. As of April 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2006, were $2,145,000 and $11,233,000, respectively, resulting in net unrealized depreciation of $9,088,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $412,061,000 at April 30, 2006, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (b) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         (c) Callable/putable bond - provides the option for the underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in weighted average maturity calculations as a result of the security's call/put feature.

         (d) The weighted average life of mortgage- and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal prepayments.

         (e) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (f) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2006.

         (h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors. The aggregate market value of these securities at April 30, 2006, was $4,732,000, which represented 1.2% of the Fund's net assets.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

         (i) U.S. government agency issues - mortgage-backed securities issued by the Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (j) Security was fair valued at April 30, 2006, by the Manager in accordance with valuation procedures approved by the Company's Board of Directors.

         (k) Security is subject to an earlier call, which shortens its effective maturity date.

         (l) Periodic auction reset bond - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

         (m) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (n) Represents less than 0.1% of net assets.

         (o) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At April 30, 2006, the aggregate market value of securities purchased on a delayed-delivery basis was $5,970,000.

         (p) Security, or a portion thereof, is segregated as collateral for initial margin requirements on open futures contracts (total value of $124,000).

         (q) At January 31, 2006, portions of these securities were segregated to cover delayed-delivery purchases and the value of open futures contracts. Following is a table of open futures contracts as of January 31, 2006:

                                                                                           UNREALIZED
                                                                                          APPRECIATION/
TYPE OF FUTURE           EXPIRATION      CONTRACTS       POSITION          VALUE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
5-Year U.S.
  Treasury Note         June 30, 2006       250            Long         $26,039,000        $(219,000)
5-Year U.S.
  Treasury Note      September 29, 2006      50            Long           5,204,000            7,000
                                                                        -----------        ---------
                                                                        $31,243,000        $(212,000)
                                                                        ===========        =========

14

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

              COP     Certificate of Participation
              CPI     Consumer Price Index
              EETC    Enhanced Equipment Trust Certificate
              GO      General Obligation
              IDA     Industrial Development Authority/Agency
              IDRB    Industrial Development Revenue Bond
              MLO     Municipal Lease Obligation
              MTN     Medium-Term Note
              PCRB    Pollution Control Revenue Bond
              RB      Revenue Bond
              REIT    Real Estate Investment Trust

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

              (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from General Motors Acceptance Corp.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48483-0606                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 19, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 20, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JUNE 20, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.